Rule 497(e)

Registration Nos. 333-174332 and 811-22559

First Trust Exchange-Traded Fund IV

(the “Trust”)

First Trust High Income Strategic Focus ETF

(the “Fund”)

Supplement To the Fund’s Prospectus

and Statement of Additional Information

Dated September 29, 2022

Notwithstanding anything to the contrary in the Fund’s prospectus or statement of additional information:

1.	Footnote (1) to the section entitled “Summary Information – Fees and Expenses of the Fund - Annual Fund Operating Expenses” in the prospectus is replaced in its entirety with the following:

First Trust Advisors L.P., the Fund’s investment advisor, has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.87% of its average daily net assets (the “Expense Cap”) at least through March 1, 2023. The agreement may be terminated by the Trust, on behalf of the Fund, at any time and by the Fund’s investment advisor only after March 1, 2023 upon 60 days’ written notice.

2.	The third paragraph of the section entitled “Management of the Fund – Management Fee” in the prospectus is replaced in its entirety with the following:

Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust, First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.87% of its average daily net assets (the “Expense Cap”) at least through March 1, 2023. The agreement may be terminated by the Trust, on behalf of the Fund, at any time and by First Trust only after March 1, 2023 upon 60 days’ written notice.

3.	The fifth paragraph of the section entitled “Management of the Fund – Investment Advisor” in the statement of additional information is replaced in its entirety with the following:

Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust, First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.87% of its average daily net assets (the “Expense Cap”) at least through March 1, 2023. The agreement may be terminated by the Trust, on behalf of the Fund, at any time and by First Trust only after March 1, 2023 upon 60 days’ written notice.

Please Keep this Supplement with Your Fund Prospectus and

Statement of Additional Information for Future Reference